Income Taxes - Schedule of Deferred Tax Asset and Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net accumulated loss-carry forward	¥ 117,560	¥ 153,111
Deferred deductible advertising expense	1,055	83
Allowance	1,021	1,087
Contract liabilities	7	7
Accruals	352	261
Fair Value Change
Total	119,995	154,549
Less: Valuation allowance	(119,995)	(154,549)	¥ (155,255)	¥ (166,669)
Net deferred tax asset
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination		(2,433)
Net deferred tax liabilities		¥ (2,433)